Summary of Significant Accounting Policies (Recently Adopted and Issued Accounting Pronouncements) (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of stranded tax effects to retained earnings as a result of tax reform		$ 0
Effective Income Tax Rate Reconciliation, Share-based Compensation, Excess Tax Benefit, Amount	$ 5,900	(6,023)	$ 0	$ 0
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of stranded tax effects to retained earnings as a result of tax reform		(70,933)
Retained Earnings [Member] | Accounting Standards Update 2016-01 [Member] | Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption					$ 194,900
Retained Earnings [Member] | Accounting Standards Update 2014-09 [Member] | Forecast [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						$ 7,000
Retained Earnings [Member] | Accounting Standards Update 2014-09 [Member] | Forecast [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						$ 12,000
AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of stranded tax effects to retained earnings as a result of tax reform		70,933
AOCI Attributable to Parent [Member] | Accounting Standards Update 2018-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of stranded tax effects to retained earnings as a result of tax reform		$ 70,900